Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 137	€ 56
Leasehold improvements and equipment	2,291	1,414
Long term financial assets	3,193	3,825
Right-of-use assets	824	717
Right-of-use assets		0
Total non-current assets	6,445	5,295
Current assets
Cash and cash equivalents	95,234	94,829
Financial assets	8,902	13,974
Trade and other receivables	1,482	1,429
Inventories	296	260
Other assets	0	387
Total current assets	105,914	110,879
TOTAL ASSETS	112,359	116,174
Equity
Issued capital	762	624
Capital reserves	270,451	239,055
Fair value reserves	1,962	2,594
Accumulated deficit	(234,508)	(202,144)
Total equity	38,667	40,129
Non current liabilities
Borrowings	278	1,690
Contract liabilities	37,961	37,512
Lease liabilities	272	0
Total non-current liabilities	38,511	39,202
Current liabilities
Trade and other payables	10,674	9,425
Provisions.	517	0
Borrowings	2,105	3,083
Lease liabilities	532	0
Contract liabilities	21,353	24,335
Total current liabilities	35,181	36,843
TOTAL EQUITY AND LIABILITIES	€ 112,359	€ 116,174